Salaries and Related Charges - Summary of Salaries and Related Charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of salaries and related charges [line items]
Salaries and related charges	R$ 405,636	R$ 428,192
Provisions on payroll [member]
Summary of salaries and related charges [line items]
Salaries and related charges	184,716	186,200
Profit sharing, bonus and premium [member]
Summary of salaries and related charges [line items]
Salaries and related charges	133,533	147,170
Social charges [member]
Summary of salaries and related charges [line items]
Salaries and related charges	70,228	67,043
Other charges [member]
Summary of salaries and related charges [line items]
Salaries and related charges	R$ 17,159	R$ 27,779